Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total Assets	₩ 30,515,255	₩ 30,119,227
Total Liabilities	18,687,621	17,890,828
Total equity	11,827,634	12,228,399	₩ 12,155,196	₩ 12,335,138
Revenue	18,012,897	17,658,877	17,361,232
Profit	1,387,095	1,145,937	947,831
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	210,962	213,920	196,281
Total Liabilities	63,558	65,049	60,927
Total equity	147,404	148,871	135,354
Revenue	341,838	309,091	302,595
Profit	14,323	17,761	15,008
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	6,806,280	6,442,611	6,245,484
Total Liabilities	3,760,426	3,323,156	3,134,949
Total equity	3,045,854	3,119,455	3,110,535
Revenue	4,415,270	4,281,932	4,162,093
Profit	263,967	213,905	212,816
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total Assets	448,887	451,549	403,030
Total Liabilities	218,885	224,042	177,739
Total equity	230,002	227,507	225,291
Revenue	1,382,361	1,353,321	1,376,400
Profit	63	4,681	3,856
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	74,676	83,395	97,597
Total Liabilities	49,818	54,888	59,189
Total equity	24,858	28,507	38,408
Revenue	191,376	197,598	194,798
Profit	2,585	2,822	2,429
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	60,073	71,196	81,590
Total Liabilities	42,479	47,641	53,589
Total equity	17,594	23,555	28,001
Revenue	166,699	178,423	179,365
Profit	969	1,738	1,613
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	130,618	140,942	121,755
Total Liabilities	94,807	98,346	70,280
Total equity	35,811	42,596	51,475
Revenue	351,721	345,617	331,715
Profit	689	2,614	2,059
Home & Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	139,664	165,667	158,248
Total Liabilities	107,379	112,025	102,184
Total equity	32,285	53,642	56,064
Revenue	495,546	490,094	413,259
Profit	3,947	1,297	(1,217)
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	116,785	94,041	103,910
Total Liabilities	56,192	37,253	44,696
Total equity	60,593	56,788	59,214
Revenue	302,332	301,496	329,304
Profit	4,354	(1,427)	9,977
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	164,772	153,660	160,704
Total Liabilities	100,230	88,195	95,263
Total equity	64,542	65,465	65,441
Revenue	246,999	247,479	211,081
Profit	₩ 220	₩ 1,253	₩ 4,157